Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 08, 2018
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jun. 08, 2018
Document Effective Date	Jun. 08, 2018
Prospectus Date	Jun. 08, 2018
Rogers AI Global Macro ETF | Rogers AI Global Macro ETF
Prospectus:
Trading Symbol	BIKR